Equipment	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Equipment

4. Equipment:

June 30, 2023	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$181,805	$153,851	$27,954
Furniture and fixtures	16,517	11,027	5,490
	$198,322	$164,878	$33,444

December 31, 2022	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$175,773	$148,266	$27,507
Furniture and fixtures	16,517	10,502	6,015
	$192,290	$158,768	$33,522

Depreciation expense was $3,258 (June 30, 2022 - $2,180) for the quarter ended June 30, 2023.